SEVERANCE PAY LIABILITY, NET (Schedule of Defined Contribution Plans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Expenses - defined contribution plan	$ 837	$ 665	$ 703